Long-term royalty payable - Minimum Repayments (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Minimum repayments including interest for royalties payable
2021	$ 16,302
2022	15,843
2023	13,861
2024	7,028
Long-term debt	61,953
Royalty agreement
Minimum repayments including interest for royalties payable
2021	7,451
2022	5,657
2023	1,795
2024	1,637
2025	2,270
2026	2,851
Long-term debt	$ 21,661